Thrivent Money Market Portfolio Performance Management - Thrivent Money Market Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following bar chart and table beneath it provide some indication of the risks of investing in the Portfolio. The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract. They also assume that you sold your investment at the end of the period. The bar chart shows the Portfolio’s performance from year to year while the table shows how the Portfolio’s average annual returns for the indicated periods compare with those of an appropriate broad-based securities market index. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown. On February 1, 2016, the Portfolio changed its investment strategies from those of a prime money market fund to those of a government money market fund. The Portfolio’s past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Portfolio’s website at thrivent.comor by calling 800-847-4836. The Portfolio compares its performance to the Bloomberg U.S. Aggregate Bond Index, an appropriate broad-based securities market index that represents the overall domestic debt market in which the Portfolio may invest. The index description appears in the "Index Descriptions" section of the prospectus.
Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table beneath it provide some indication of the risks of investing in the Portfolio.
Bar Chart Does Not Reflect Sales Loads [Text]	 The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract. They also assume that you sold your investment at the end of the period. The bar chart shows the Portfolio’s performance from year to year while the table shows how the Portfolio’s average annual returns for the indicated periods compare with those of an appropriate broad-based securities market index. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.
Bar Chart [Heading]	Year-by-Year Total Return
Bar Chart Closing [Text Block]	Best Quarter:Q3 2024+1.30%Worst Quarter:Q1 2022+0.00%
Performance Table Heading	Average Annual Total Returns (Periods Ending December 31, 2025)
Performance Table Closing [Text Block]	The 7-day yield for the period ended December 31, 2025 was 3.47%. You may call 800-847-4836 to obtain the Portfolio’s current yield information.
Money Market Seven Day Yield, Caption [Optional Text]	The 7-day yield for the period ended December 31, 2025
Money Market Seven Day Yield Phone	800-847-4836
Money Market Seven Day Yield	3.47%
Performance Availability Website Address [Text]	thrivent.com
Performance Availability Phone [Text]	800-847-4836
Class A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	1.30%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	none	[1]
Lowest Quarterly Return, Date	Mar. 31, 2022

[1]	The Portfolio’s performance was 0.00% for Q1 2016 through Q4 2016 and Q3 2020 through Q1 2022.